Stockholders' Equity (10-Q) (Details Narrative) (USD $)	0 Months Ended															1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			42 Months Ended	0 Months Ended									1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended			0 Months Ended				1 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended		0 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended					0 Months Ended					0 Months Ended
	Jun. 30, 2013	Jun. 18, 2013	May 24, 2013	May 24, 2013	May 05, 2013	Feb. 15, 2013	Feb. 14, 2013	Jan. 31, 2013	Dec. 17, 2012	Oct. 12, 2012	Sep. 10, 2012	Apr. 17, 2012	Apr. 02, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Feb. 21, 2013 Warrant [Member]	Jan. 22, 2013 Warrant [Member]	Mar. 05, 2013 Common Stock [Member]	Dec. 19, 2012 Common Stock [Member]	Dec. 17, 2012 Common Stock [Member]	Dec. 12, 2012 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Aug. 31, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member] Advisory Board Service [Member]	Jun. 30, 2013 Common Stock [Member] Advisory Board Service [Member]	Jun. 30, 2012 Common Stock [Member] Advisory Board Service [Member]	Jun. 30, 2013 Common Stock [Member] Advisory Board Service [Member]	Jun. 30, 2012 Common Stock [Member] Advisory Board Service [Member]	Feb. 15, 2013 Common Stock [Member] Consulting Agreement [Member]	Jan. 31, 2013 Common Stock [Member] Consulting Agreement [Member]	Sep. 07, 2012 Common Stock [Member] Consulting Agreement [Member]	Jun. 30, 2013 Common Stock [Member] Consulting Agreement [Member]	Jun. 30, 2012 Common Stock [Member] Consulting Agreement [Member]	Jun. 30, 2013 Common Stock [Member] Consulting Agreement [Member]	Jun. 30, 2012 Common Stock [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock One [Member]	Dec. 31, 2010 Common Stock One [Member]	Jun. 30, 2013 Common Stock One [Member] Consulting Agreement [Member]	Jun. 30, 2013 Common Stock One [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock Two [Member]	Jun. 30, 2013 Common Stock Two [Member] Consulting Agreement 2 [Member]	Jun. 30, 2013 Common Stock Two [Member] Consulting Agreement 2 [Member]	Dec. 12, 2012 Minimum [Member]	Apr. 02, 2012 Minimum [Member]	Dec. 12, 2012 Maximum [Member]	Apr. 02, 2012 Maximum [Member]	Jun. 19, 2012 Director [Member] Common Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 10, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 19, 2012 Series A Preferred Stock [Member] Director [Member]	Apr. 02, 2012 Series B Convertible Preferred Stock [Member]
Preferred stock, shares designated																																																																													5,000,000			2,000,000
Preferred stock, par value																																																																											$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized																																																																											5,000,000	5,000,000	5,000,000	5,000,000		2,000,000
Common Stock, Voting Rights

The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held.

The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held.

Stock conversion, description

Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

													In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.
Stock issued during period for consideration of services, shares			500,000	500,000		10,000,000		3,200,000																303,500																					20,000	873,700	13,200,000	11,000,000	183,400	873,700	2,000,000					10,000,000	3,200,000	2,800,000					183,400											5,000,000					850,000
Stock issued during period for consideration of services																			$ 2,640,000		$ 3,300,000	$ 55,020	$ 87,370	$ 30,350																						$ 87,370	$ 1,320	$ 1,100	$ 18	$ 87	$ 600,000					$ 2,000,000	$ 640,000	$ 840,000					$ 55,020											$ 1,500,000					$ 255,000
Amortized general and administrative expenses																	7,305	14,609	53,125	53,125	841,146																															0	75,000	150,000	225,000				42,969	85,938	312,500	312,500			160,000	266,667		750,000	500,000
Percentage of outstanding common stock used for acquire business													20.00%
Common stock, par value	$ 0.0001												$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized	500,000,000																500,000,000		500,000,000		500,000,000	500,000,000		500,000,000																																															300,000,000		500,000,000
Stock issued, price per share		$ 0.20			$ 0.20																													$ 0.01						$ 0.20	$ 0.30	$ 0.01	$ 0.30		$ 0.10	$ 0.10					$ 0.30					$ 0.20	$ 0.20	$ 0.30					$ 0.30	$ 0.25			$ 0.25							$ 0.30
Stock issued during period for accrued expenses, shares		330,000																																							750,000			30,000
Stock issued during period for accrued expenses		600																																							225,000			9,000
Accrued expenses for services																																									15,000																	56,000
Loss on settlement of accrued expenses																																									210,000																	784,000
Stock issued during the period for cash, shares					100,000																																			100,000						50,000	100,000	63,501	888,070	10,542,000													704,070	10,492,000			184,000
Stock issued during the period for cash																			20,000		19,050	257,220	2,625,000																	20,000						5,000	10	6	89	1,054													211,220	2,620,000			46,000
Convertible promissory note	417,709	6,000															417,709		417,709		332,832			332,832
Stock issued during period, shares, employee benefit plan		2,850,000																																													2,850,000		1,509,750
Warrant issued to purchase number of common stock	5,000,000						2,000,000		10,000,000	3,333,333		200,000		5,000,000	6,666,666				500,000						2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333	6,666,666	7,000,000	2,000,000		5,000,000
Warrants exercise price																									0.015	0.001	0.01	0.05	0.02	0.015	0.015	0.01	0.25		0.02
Warrants expiry date							Feb. 12, 2016			Aug. 31, 2019		Apr. 30, 2019		Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2013									Feb. 12, 2016
Loan provided by warrant holder																																						25,000	75,000
Number of common share need to be returned																																											2,550,000
Contingent royalty liability																																																																						$ 500,000		$ 1,000,000
Weighted-average contractual remaining life																																			4 years 11 months 5 days	4 years 3 months 7 days	4 years 3 months 7 days